As filed with the Securities and Exchange Commission on October 12, 2012

Securities Act File No. 033-56094

Investment Company Act File No. 811-07428

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 163	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 164	☒
(Check appropriate box or boxes)

ING MUTUAL FUNDS

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☒	on November 1, 2012 pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (a)(1)

☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING MUTUAL FUNDS

EXPLANATORY NOTE

This Post-Effective Amendment No. 163 to the Registration Statement on Form N-1A for ING Mutual Funds Trust (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 159 from October 15, 2012 to November 1, 2012 for the Registrant’s ING Diversified Emerging Markets Debt Fund.  This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 159 which was filed with the Securities and Exchange Commission on August 1, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 163 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 12th day of October, 2012.

ING Mutual Funds

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

President, Chief
Shaun Mathews*	Executive Officer and Interested Trustee	October 12, 2012

Senior Vice President and
	Chief/Principal Financial	October 12, 2012
Todd Modic*	Officer

	Trustee	October 12, 2012
Colleen D. Baldwin*

	Trustee	October 12, 2012
John V. Boyer*

	Trustee	October 12, 2012
Patricia W. Chadwick*

	Trustee	October 12, 2012
Peter S. Drotch*

	Trustee	October 12, 2012
J. Michael Earley*

	Trustee	October 12, 2012
Patrick W. Kenny*

	Trustee	October 12, 2012
Sheryl K. Pressler*

	Trustee	October 12, 2012
Roger B. Vincent*

	Interested Trustee	October 12, 2012
Robert W. Crispin*

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**          Powers of Attorney for Todd Modic, Shaun Mathews, and each Trustee dated January 14, 2011 were filed as attachments to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A on January 24, 2011 and are incorporated herein by reference.